INVESTMENTS IN COMPANIES AND ASSOCIATES	12 Months Ended
Dec. 31, 2012
INVESTMENTS IN COMPANIES AND ASSOCIATES [Abstract]
INVESTMENTS IN COMPANIES AND ASSOCIATES
NOTE 6:-	INVESTMENTS IN COMPANIES AND ASSOCIATES

a.
The Company invested several amounts in Mobixell Networks Inc. (Mobixell), a privately held Company which is engaged in the design, development and marketing solutions for mobile rich media adaptation, optimization and delivery. As of December 31, 2012, the Company holds 2.04% of Mobixell's shares on a fully diluted basis. During 2012 the Company's has impaired its entire investment in Mobixell following several financing rounds in which the Company did not participate. As a result the Company has recorded impairments of $ 600 and $ 100 recorded during 2010 and 2012, respectively.

b.
During 2012, the Company acquired through its subsidiary beneficial interests in Two Penn  Center Plaza in Philadelphia, Pennsylvania and in Texas Shopping Center Portfolio for further details please see note 1(b)3 and 1(b)4, respectively.